Assumptions to Estimate Fair Value of Stock Acquisition Rights on Date of Grant Used in Black-Scholes Option Pricing Model (Detail) - Mizuho Financial Group Inc, Mizuho Bank Limited, Mizuho Trust & Banking Limited and Mizuho Securities Corporation Limited
	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.01%	0.08%
Expected volatility	25.91%	28.16%
Expected remaining term (in years)	2 years 5 months 16 days	2 years 5 months 16 days
Expected dividend yield	3.42%	3.11%